Other Assets - Schedule of Other Current Assets (Details) - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Other Assets - Schedule of Other Current Assets (Details) [Line Items]
Other current assets		$ 4,035,397	$ 3,247,640
Deferred debt discount cost [Member]
Other Assets - Schedule of Other Current Assets (Details) [Line Items]
Other current assets	[1]	1,765,724
VAT receivable [Member]
Other Assets - Schedule of Other Current Assets (Details) [Line Items]
Other current assets		1,387,455	2,251,049
Prepayments [Member]
Other Assets - Schedule of Other Current Assets (Details) [Line Items]
Other current assets		801,540	846,372
Other [Member]
Other Assets - Schedule of Other Current Assets (Details) [Line Items]
Other current assets		$ 80,678	$ 150,219

[1]	Deferred debt discount cost represents equity incentive shares issued to convertible note holders. Refer to Note 12 for further details.